Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2012
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Prepaid Expenses and Other Assets

Note 5—Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Taxes other than income	$2,204	$2,543
Software licenses and maintenance contracts	7,751	5,967
Prepaid income taxes	5,685	9,732
Postage	754	709
Insurance	1,017	1,104
Deferred project costs	338	647
Other	1,596	824

Prepaid expenses and other assets	$19,345	$21,526